Expense Example, No Redemption - A C I Shares - JPMorgan Small Cap Growth Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	645	900	1,174	1,956	177	548	944	1,922	101	315	547	1,213